Debt (Tables) - Vacasa Holdings LLC	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Summary of long-term debt obligations

The Company’s long-term debt obligations consisted of the following (in thousands):

	As of September 30,	As of December 31,
	2021	2020

Senior Secured Convertible Notes	$118,542	$112,793
Other	910	764
Total debt	119,452	113,557
Less deferred financing costs	1,270	1,743
Less current maturities(1)	125	125
Long-term portion	$118,057	$111,689
(1)	Current maturities of debt are recorded within other current liabilities on the condensed consolidated balance sheets.

	As of December 31,
	2020	2019
Senior Secured Convertible Notes	$112,793	$—
Other	764	1,016
Total debt	113,557	1,016
Less deferred financing costs	1,743	26
Less current maturities (1)	125	208
Long-term portion	$111,689	$782

Summary of future maturities of long-term debt, excluding deferred financing costs

2021	$125
2022	125
2023	112,932
2024	125
2025	125
Thereafter	125
Total	$113,557